Trade and Other Receivables (Tables)	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Summary on Trade and Other Receivables
The Company’s trade and other receivables were as follows, as at:

	January 31, 2024	January 31, 2023

Trade receivables	$538.5	$493.7
Allowance for doubtful accounts	(5.5)	(3.6)
	533.0	490.1
Sales tax and other government receivables	107.2	140.8
Other	16.1	24.1
Total trade and other receivables	$656.3	$655.0